Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	7,100,000
Proposed Maximum Offering Price per Unit	1.3850
Maximum Aggregate Offering Price	$ 9,833,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,505.51
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate offering price is equal to the average of the high and low prices of shares of Micropolis Holding Company’s ordinary shares on the NYSE American on September 17, 2025, multiplied by the number of shares registered.